Convertible debenture (Disclosure of Convertible debenture) (Details) - CAD ($)				1 Months Ended	12 Months Ended
	Jul. 15, 2021	Jun. 08, 2021	Apr. 09, 2020	Jun. 15, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Converted	$ (166,284)	$ (17,645)	$ (36,268)
Ending balance				$ 322,534
December 2018 Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance					$ 0	$ 171,146
Accretion expense					0	9,999
Converted				$ (322,534)	0	(166,284)	$ (322,534)
Recovery					0	(14,861)
Ending balance					$ 0	$ 0